Commitments and Contingencies (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Aug. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Commitments and Contingencies (Details) [Line Items]
Exclusive agreement, description	the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay a minimum of $98.0 million in cloud costs over a seven-year period subject to variable increases based on usage.
Landlord of lease guarantee		$ 1,656
Letter of credit		230
Tangible net		100,000
Market capitalization		300,000
Reduced amount		230
Letter of credit requirement amount		1,196		$ 1,196
Current restricted cash equivalents		460		230
Reduction amount		$ 230
Lease term		5 years
Issue a letter of credit		$ 94
Contingencies		$ 1,105		$ 829
Estimated and recorded liability			$ 1,100
Other Contract [Member]
Commitments and Contingencies (Details) [Line Items]
Exclusive agreement, description	the Company entered into an exclusive agreement with a cloud service provider to host its voice artificial intelligence platform pursuant to which the Company committed to pay $100,000 in cloud costs over a seven-year period contingent upon the successful completion of the Business Combination.